                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08188

                     ALLIANCEBERNSTEIN EMERGING MARKET DEBT
                                   FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

                                             Principal
                                               Amount
                                               (000)     U.S. $ Value
                                             ---------   ------------
SOVEREIGN DEBT OBLIGATIONS--85.1%
Argentina--5.3%
Republic of Argentina
   5.59%, 8/03/12 FRN(a)               US$       5,148   $  4,887,239
   8.28%, 12/31/33(a)(b)                        12,324     14,154,420
   Series V
   7.00%, 3/28/11(a)                             1,120      1,106,342
                                                         ------------
                                                           20,148,001
                                                         ------------
Brazil--16.7%
Federal Republic of Brazil
   7.125%, 1/20/37(a)                           10,088     10,617,620
   8.00%, 1/15/18(a)                             3,173      3,504,579
   8.25%, 1/20/34(a)                            10,711     12,756,801
   8.875%, 10/14/19-4/15/24(a)                   5,280      6,431,205
   11.00%, 8/17/40(b)                            9,783     12,864,645
   12.50%, 1/05/16-1/05/22(a)          BRL      32,535     17,461,876
                                                         ------------
                                                           63,636,726
                                                         ------------
Bulgaria--0.3%
Republic of Bulgaria
   8.25%, 1/15/15(a)(c)                US$       1,124      1,315,080
                                                         ------------
Colombia--3.0%
Republic of Colombia
   7.375%, 9/18/37(a)                            2,025      2,146,500
   10.75%, 1/15/13(a)                            1,695      2,083,155
   11.75%, 3/01/10(a)                  COP   3,761,000      1,778,972
   11.75%, 2/25/20(a)                  US$       3,754      5,402,006
                                                         ------------
                                                           11,410,633
                                                         ------------
Costa Rica--0.7%
Republic of Costa Rica
   Zero coupon, 1/10/08 STP(a)                   1,146      1,044,313
   8.05%, 1/31/13(a)(c)                            736        802,240
   8.11%, 2/01/12(a)(c)                            673        733,570
                                                         ------------
                                                            2,580,123
                                                         ------------
Dominican Republic--0.9%
Dominican Republic
   Zero coupon,
   3/09/07-10/08/07 STP(a)                       2,188      2,089,387
   8.625%, 4/20/27(a)(c)                         1,223      1,397,278
                                                         ------------
                                                            3,486,665
                                                         ------------
El Salvador--0.8%
Republic of El Salvador
   7.625%, 9/21/34(a)(c)                           872        998,440
   7.65%, 6/15/35(a)(c)                            776        873,000
   8.50%, 7/25/11(a)(c)                          1,000      1,109,000
                                                         ------------
                                                            2,980,440
                                                         ------------

                                             Principal
                                               Amount
                                               (000)     U.S. $ Value
                                             ---------   ------------
Indonesia--2.2%
Republic of Indonesia
   6.75%, 3/10/14(a)(c)                US$         645   $    667,575
   6.875%, 3/09/17(a)(c)                         1,587      1,666,350
   7.50%, 1/15/16(a)(c)                          1,000      1,089,000
   8.50%, 10/12/35(a)(c)                           845      1,033,013
   11.00%, 10/15/14(a)                             540        514,327
   11.00%, 10/15/14 CLN(a)                       1,003      1,048,937
   12.90%, 3/15/16 CLN(a)                        1,930      2,298,051
                                                         ------------
                                                            8,317,253
                                                         ------------
Jamaica--0.4%
Government of Jamaica
   9.25%, 10/17/25(a)                              324        367,740
   10.625%, 6/20/17(a)                             835      1,010,350
                                                         ------------
                                                            1,378,090
                                                         ------------
Lebanon--1.2%
Lebanese Republic
   7.875%, 5/20/11(a)(c)                           875        862,969
   10.125%, 8/06/08(a)(c)                        3,048      3,131,820
   11.625%, 5/11/16(a)(c)                          394        466,890
                                                         ------------
                                                            4,461,679
                                                         ------------
Malaysia--1.6%
Malaysia
   7.50%, 7/15/11(a)                             5,658      6,115,206
                                                         ------------
Mexico--15.4%
Mexican Bonos
   Series MI10
   9.00%, 12/20/12(a)                  MXN     154,163     14,746,956
United Mexican States
   5.625%, 1/15/17(a)                  US$       1,500      1,480,500
   7.50%, 1/14/12(a)                             1,950      2,111,850
   8.125%, 12/30/19(b)                           8,782     10,547,182
   11.375%, 9/15/16(a)                           2,901      4,112,168
   Series A
   6.375%, 1/16/13(a)                            7,582      7,824,624
   6.75%, 9/27/34(a)                             1,450      1,537,000
   8.00%, 9/24/22(a)                             9,362     11,201,633
   9.875%, 2/01/10(a)                            4,600      5,158,900
                                                         ------------
                                                           58,720,813
                                                         ------------
Morocco--0.1%
Kingdom of Morocco Loan
   Participation FRN
   Series A
   6.34%, 1/01/09(a)                               499        497,941
                                                         ------------
Panama--2.5%
Republic of Panama
   6.70%, 1/26/36(a)                             1,317      1,330,170
   7.125%, 1/29/26(a)                            3,560      3,764,700
   7.25%, 3/15/15(a)                               228        243,960

                                             Principal
                                               Amount
                                               (000)     U.S. $ Value
                                             ---------   ------------
   8.875%, 9/30/27(a)                  US$       1,600   $  1,996,000
   9.375%, 7/23/12-4/01/29(a)                    1,794      2,287,622
                                                         ------------
                                                            9,622,452
                                                         ------------
Peru--3.8%
Peru Bono Soberano
   8.20%, 8/12/26(a)                   PEN       3,820      1,359,311
   Series 7
   8.60%, 8/12/17(a)                            11,995      4,400,626
Republic of Peru
   7.35%, 7/21/25(a)                   US$       3,139      3,441,914
   8.375%, 5/03/16(b)                            1,490      1,732,125
   8.75%, 11/21/33(a)                            2,738      3,484,105
   9.875%, 2/06/15(a)                               32         39,920
                                                         ------------
                                                           14,458,001
                                                         ------------
Philippines--6.6%
Republic of Philippines
   7.50%, 9/25/24(a)                             1,300      1,412,125
   7.75%, 1/14/31(a)                             1,724      1,935,190
   8.00%, 1/15/16(a)                               282        315,488
   8.25%, 1/15/14(a)                             2,758      3,082,065
   8.875%, 3/17/15(a)                            2,448      2,845,800
   9.50%, 10/21/24-2/02/30(a)                    3,488      4,580,170
   9.875%, 1/15/19(a)                            1,850      2,377,250
   10.625%, 3/16/25(a)                           6,239      8,806,348
                                                         ------------
                                                           25,354,436
                                                         ------------
Poland--0.5%
Poland Government Bond
   4.25%, 5/24/11(a)                   PLZ       5,775      1,884,137
                                                         ------------
Russia--10.2%
Russian Federation
   5.00%, 3/31/30(a)(c)(d)             US$      19,700     21,867,000
   11.00%, 7/24/18(a)(c)                         1,615      2,299,760
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08(a)                            13,300     12,850,750
   Series VII
   3.00%, 5/14/11(a)                             2,220      1,995,336
                                                         ------------
                                                           39,012,846
                                                         ------------
South Africa--0.3%
Republic of South Africa
   7.375%, 4/25/12(a)                            1,075      1,156,969
                                                         ------------
Turkey--5.3%
Republic of Turkey
   Zero coupon,
   3/08/07-6/28/07 STP(a)                        5,931      5,622,070
   6.875%, 3/17/36(a)                            6,006      5,683,178
   7.00%, 6/05/20(a)                             5,700      5,699,999
   7.375%, 2/05/25(a)                            1,563      1,594,260
   9.50%, 1/15/14(a)                               641        743,560
   11.00%, 1/14/13(a)                              816        997,560
                                                         ------------
                                                           20,340,627
                                                         ------------

                                             Principal
                                               Amount
                                               (000)     U.S. $ Value
                                             ---------   ------------
Ukraine--0.8%
Government of Ukraine
   6.58%, 11/21/16(a)(c)               US$       1,368   $  1,371,420
   7.65%, 6/11/13(a)(c)                          1,411      1,513,298
                                                         ------------
                                                            2,884,718
                                                         ------------
Uruguay--2.1%
Republic of Uruguay
   7.875%, 1/15/33(a)(e)                         1,371      1,500,783
   8.00%, 11/18/22(a)                            1,757      1,959,055
   9.25%, 5/17/17(a)                             2,523      3,046,522
Republica Orient Uruguay
   5.00%, 9/14/18(a)                   UYU      20,757        922,394
   7.625%, 3/21/36(a)                  US$         550        594,000
                                                         ------------
                                                            8,022,754
                                                         ------------
Venezuela--4.4%
Republic of Venezuela
   5.75%, 2/26/16(a)                             1,796      1,638,394
   6.00%, 12/09/20(a)                            1,123      1,007,893
   7.00%, 12/01/18(a)(c)                         2,004      1,953,900
   7.65%, 4/21/25(a)                             1,900      1,976,000
   8.50%, 10/08/14(a)                            1,585      1,723,688
   9.25%, 9/15/27(a)                             2,868      3,513,299
   10.75%, 9/19/13(a)                            1,071      1,287,878
   13.625%, 8/15/18(a)                           2,428      3,557,019
                                                         ------------
                                                           16,658,071
                                                         ------------
Total Sovereign Debt Obligations
   (cost $297,620,383)                                    324,443,661
                                                         ------------
CORPORATE DEBT OBLIGATIONS--12.8%
Brazil--1.0%
Banco BMG, SA
   9.15%, 1/15/16(a)(c)                          1,300      1,355,250
Unibanco
   8.70%, 2/11/10(a)(c)                BRL       3,100      1,386,502
Vale Overseas Ltd.
   6.875%, 11/21/36(a)                 US$       1,115      1,134,804
                                                         ------------
                                                            3,876,556
                                                         ------------
Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15(a)(c)                         1,768      1,612,492
                                                         ------------
Indonesia--0.4%
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10(a)                           1,550      1,629,438
                                                         ------------
Jamaica--0.4%
Digicel Ltd.
   9.25%, 9/01/12(a)(c)                          1,344      1,438,080
                                                         ------------
Kazakhstan--1.1%
ALB Finance BV
   9.25%, 9/25/13(a)(c)                          1,136      1,137,772
Kazkommerts International BV
   8.50%, 4/16/13(a)(c)                          1,150      1,220,437

                                             Principal
                                               Amount
                                               (000)     U.S. $ Value
                                             ---------   ------------
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)(c)              US$         787   $    781,255
TuranAlem Finance BV
   10.00%, 5/29/07(a)(c)                         1,000      1,012,500
                                                         ------------
                                                            4,151,964
                                                         ------------
Malaysia--1.2%
Petronas Capital Ltd.
   7.00%, 5/22/12(a)(c)                          4,222      4,501,919
                                                         ------------
Mexico--0.2%
Monterrey Power, SA de C. V.
   9.625%, 11/15/09(a)(c)                          587        647,387
                                                         ------------
Panama--0.3%
MMG Fiduciary
   (AES EL Salvador Trust)
   6.75%, 2/01/16(a)(c)                          1,200      1,191,713
                                                         ------------
People's Republic of China--0.4%
Chaoda Modern Agriculture
   7.75%, 2/08/10(a)(c)                          1,523      1,534,663
                                                         ------------
Peru--0.5%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24(a)(c)                            600        694,500
Southern Copper Corp.
   7.50%, 7/27/35(a)                             1,140      1,213,597
                                                         ------------
                                                            1,908,097
                                                         ------------
Russia--6.1%
Alfa Bond Issuance PLC
   8.625%, 12/09/15(a)(f)                          900        904,950
Citigroup (JSC Severstal)
   9.25%, 4/19/14(a)(c)                            810        873,690
Evraz Group, SA
   8.25%, 11/10/15(a)(c)                         1,674      1,701,956
Gallery Capital, SA
   10.125%, 5/15/13(a)(c)                          960        950,560
Gazprombank
   6.50%, 9/23/15(a)                               750        742,500
Gazprom OAO
   9.625%, 3/01/13(a)(c)                         8,760     10,271,099
Gazstream, SA
   5.625%, 7/22/13(a)(c)                           639        634,212
Mobile Telesystems Finance, SA
   9.75%, 1/30/08(a)(c)                          1,500      1,549,100
Red Arrow International Leasing PLC
   8.375%, 3/31/12(a)                  RUB      46,172      1,804,393
Russian Standard Finance, SA
   7.50%, 10/07/10(a)(c)               US$       1,273      1,236,083
TNK-BP Finance, SA
   7.50%, 7/18/16(a)(c)                          2,308      2,411,861
Tyumen Oil
   11.00%, 11/06/07(a)(c)                          280        289,520
                                                         ------------
                                                           23,369,924
                                                         ------------
South Korea--0.6%
C&M Finance Ltd.
   8.10%, 2/01/16(a)(c)                            530        542,588

                                             Shares or
                                             Principal
                                               Amount
                                               (000)     U.S. $ Value
                                             ---------   ------------
HSBC Bank USA NA STP
   5.00%, 3/10/11(a)(c)                US$       1,916   $  1,888,218
                                                         ------------
                                                            2,430,806
                                                         ------------
Ukraine--0.2%
Kyivstar
   10.375%, 8/17/09(a)(c)                          600        655,500
                                                         ------------
Total Corporate Debt Obligations
   (cost $48,315,973)                                      48,948,539
                                                         ------------
WARRANTS(g)--0.2%
Central Bank of Nigeria
   Warrants, expiring 11/15/20(a)                2,500        625,000
Republic of Venezuela
   Warrants, expiring 4/15/20                   48,195            -0-
                                                         ------------
Total Warrants
   (cost $0)                                                  625,000
                                                         ------------
SHORT-TERM INVESTMENTS--5.6%
Time Deposits--5.6%
Societe Generale
   5.29%, 2/01/07                      US$      20,600     20,600,000
The Bank of New York
   4.25%, 2/01/07                                  540        540,000
                                                         ------------
Total Short-Term Investments
   (cost $21,140,000)                                      21,140,000
                                                         ------------
Total Investments--103.7%
   (cost $367,076,356)                                    395,157,200
Other assets less liabilities--(3.7%)                     (14,017,603)
                                                         ------------
Net Assets--100%                                         $381,139,597
                                                         ------------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                    U.S. $
                       Contract    Value on       U.S. $       Unrealized
                        Amount    Origination     Current     Appreciation/
                        (000)        Date          Value     (Depreciation)
                      ---------   -----------   ----------   --------------
Buy Contracts:

Mexican Peso
   settling 2/23/07      24,425    $2,203,390   $2,217,361      $ 13,971
Polish Zloty
   settling 2/13/07       1,125       375,475      375,886           411
Sale Contracts:

Mexican Peso
   settling 2/23/07      79,193     7,317,417    7,189,502       127,915
   settling 3/30/07      46,180     4,151,715    4,184,257       (32,542)
Polish Zloty
   settling 2/13/07         509       168,424      170,034        (1,610)
South Korean Won
   settling 3/23/07   1,288,597     1,376,265    1,369,889         6,376

CREDIT DEFAULT SWAP CONTRACTS

                                Notional                           Unrealized
Swap Counterparty &              Amount   Interest  Termination  Appreciation/
Referenced Obligation             (000)     Rate       Date      (Depreciation)
------------------------------  --------  --------  -----------  --------------
Buy Contracts:

Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13                   900     0.50%     11/26/13      $(10,483)
JPMorgan Chase
   Republic of Hungary
   4.75%, 2/03/15                 4,220     0.30      10/20/15        21,004

Sale Contracts:

Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                7,110     3.09       8/20/10       643,627
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                6,930     1.98       4/20/07        66,777
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25               1,410     4.95       3/20/09       134,469
Credit Suisse First Boston
   Federal Republic of Brazil
   12.25%, 3/06/30                1,900     6.90       6/20/07        64,453
Credit Suisse First Boston
   Republic of Venezuela
   9.25%, 9/15/27                 3,280     3.17      10/20/15       176,241
Deutsche Bank AG London
   Federal Republic of Brazil
   12.25%, 3/06/30                6,930     1.90       4/20/07        63,975
JPMorgan Chase
   Gazprom OAO
   10.50%, 10/21/09               4,560     1.04      10/20/10        70,516
Morgan Stanley
   Federal Republic of Brazil
   10.125%, 5/15/27               2,000    17.75       2/13/08       524,264

REVERSE REPURCHASE AGREEMENTS

Broker   Interest Rate   Maturity      Amount
------   -------------   --------   -----------
UBS AG       1.00%       12/31/07   $12,885,536
UBS AG       4.85        12/31/07     1,716,941
UBS AG       5.25        12/31/07    23,272,663
                                    -----------
                                    $37,875,140
                                    -----------

(a) Positions, or portions thereof, with an aggregate market value of $336,418,511 have been segregated to collateralize open forward currency exchange contracts.

(b) Positions, or portions thereof, with an aggregate market value of $38,223,747 have been segregated to collateralize reverse repurchase agreements.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $86,670,460 or 22.7% of net assets.

(d) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2007.

(e)  Pay-In-Kind Payments (PIK).

(f)  Variable rate coupon, rate shown as of January 31, 2007.

(g)  Non-income producing security.

     Glossary of Terms:

     CLN- Credit Linked Note
     FRN- Floating Rate Note
     STP- Structured Product

     Currency Abbreviations:

     BRL- Brazilian Real
     COP- Colombian Peso
     MXN- Mexican Peso
     PEN- Peruvian Nuevo Sol
     PLZ- Polish Zloty
     RUB- Russian Rouble
     US$- United States Dollar
     UYU- Uruguayan New Peso

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Emerging Market Debt Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-----------------------------------------
Marc O. Mayer
President

Date: March 26, 2007


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

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Emerging Market Debt Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-----------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007


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